Segment Information (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Company's geographic operations
Net revenues	$ 529,329	$ 482,829	$ 402,617
Long-lived assets	76,640	74,511	33,289
PRC
Company's geographic operations
Net revenues	525,678	479,341	398,743
Long-lived assets	76,195	74,112	32,690
International
Company's geographic operations
Net revenues	3,651	3,488	3,874
Long-lived assets	$ 445	$ 399	$ 599